ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCRUED LIABILITIES (Details)
Accrued compensation	$ 179,349	$ 128,942	$ 156,139
Accrued sales tax	53,284	140,683	149,821
Accrued franchise tax	7,654	5,000	35,000
Accrued professional fees and other payables	289,147	204,456	197,823
Total accrued liabilities	$ 529,434	$ 479,081	$ 538,783